Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of March 31, 2026	As of March 31, 2025
Buildings	$440,355	$458,948
Electronic equipment	174,483	126,520
Office equipment and furniture	228,976	212,481
Motor vehicles	249,108	236,794
Leasehold improvements	210,478	159,714
Subtotal	1,303,399	1,194,457
Less: accumulated depreciation and amortization	(881,823)	(782,721)
Property and equipment, net	$421,577	$411,736